6. Accounts receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY
Accounts receivable	$ 4,151	$ 3,186	166,433	245,892
Less: Allowance for doubtful debts	(69)	(97)	(19,306)	(19,522)
Net	$ 4,082	$ 3,089	147,127	226,370